SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2023
Segment Information
SEGMENT INFORMATION
	Nine months ended September 30, 2023			Nine months ended September 30, 2022
	Canada	USA	Total	Canada	USA	Total
	$	$	$	$	$	$
Bus Sales	2,109	1,352	3,461	7,912	4,270	12,182
Truck Sales	6,703	—	6,703	—	—	—
Vehicle Sales	8,812	1,352	10,164	7,912	4,270	12,182

Spare part sales	3,062	597	3,659	3,599	532	4,131
Operating lease revenue	25	109	134	—	127	127
Other revenue	3,087	706	3,793	3,599	659	4,258

Total Revenue	11,899	2,058	13,957	11,511	4,929	16,440